Earnings (Loss) Per Share	6 Months Ended
Jun. 30, 2011
Earnings (Loss) Per Share
Earnings (Loss) Per Share

NOTE 6 —EARNINGS (LOSS) PER SHARE

Earnings (loss) per common share are based upon the weighted average number of common shares outstanding during the respective periods. The diluted calculation of earnings (loss) per common share includes the dilutive effect of stock options. The Company follows the provisions of the authoritative guidance for determining whether instruments granted in share-based payment transactions are participating securities, which requires that unvested restricted stock that entitles the holder to receive nonforfeitable dividends before vesting be included as a participating security in the basic and diluted earnings (loss) per common share calculation pursuant to the two-class method.

A computation of earnings (loss) per common share follows (in thousands, except per share amounts):

	Three months ended June 30,				Six months ended June 30,
	2011		2010		2011		2010
	Basic	Diluted	Basic	Diluted	Basic	Diluted	Basic	Diluted
Earnings (loss):
Amounts attributable to Kindred stockholders:
Income (loss) from continuing operations:
As reported in Statement of Operations	$(6,119)	$(6,119)	$16,136	$16,136	$16,157	$16,157	$31,291	$31,291
Allocation to participating unvested restricted stockholders	—	—	(300)	(299)	(296)	(292)	(578)	(575)

Available to common stockholders	$(6,119)	$(6,119)	$15,836	$15,837	$15,861	$15,865	$30,713	$30,716

Discontinued operations, net of income taxes:
Income (loss) from operations:
As reported in Statement of Operations	$587	$587	$87	$87	$408	$408	$(67)	$(67)
Allocation to participating unvested restricted stockholders	—	—	(2)	(2)	(7)	(7)	1	1

Available to common stockholders	$587	$587	$85	$85	$401	$401	$(66)	$(66)

Gain (loss) on divestiture of operations:
As reported in Statement of Operations	$—	$—	$54	$54	$—	$—	$(83)	$(83)
Allocation to participating unvested restricted stockholders	—	—	(1)	(1)	—	—	2	2

Available to common stockholders	$—	$—	$53	$53	$—	$—	$(81)	$(81)

Net income (loss):
As reported in Statement of Operations	$(5,532)	$(5,532)	$16,277	$16,277	$16,565	$16,565	$31,141	$31,141
Allocation to participating unvested restricted stockholders	—	—	(303)	(302)	(303)	(299)	(575)	(572)

Available to common stockholders	$(5,532)	$(5,532)	$15,974	$15,975	$16,262	$16,266	$30,566	$30,569

Shares used in the computation:
Weighted average shares outstanding—basic computation	43,231	43,231	38,756	38,756	41,145	41,145	38,691	38,691

Dilutive effect of employee stock options		—		158		516		190

Adjusted weighted average shares outstanding—diluted computation		43,231		38,914		41,661		38,881

Earnings (loss) per common share:
Income (loss) from continuing operations	$(0.14)	$(0.14)	$0.41	$0.41	$0.39	$0.38	$0.79	$0.79
Discontinued operations:
Income (loss) from operations	0.01	0.01	—	—	0.01	0.01	—	—
Gain (loss) on divestiture of operations	—	—	—	—	—	—	—	—

Net income (loss)	$(0.13)	$(0.13)	$0.41	$0.41	$0.40	$0.39	$0.79	$0.79

Number of antidilutive stock options excluded from shares used in the diluted earnings (loss) per common share computation		836		2,499		1,094		2,079